INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        The current and deferred components of income tax expenses (benefits) are as follows:

	Years ended December 31,
	2012	2013	2014
Income taxes expenses (benefits):
Current
PRC	2,280	5,476	8,528
Hong Kong	153	—	1
Deferred
PRC	(1,111)	(249)	(1,104)
Hong Kong	—	(98)	42

	1,322	5,129	7,467

Cayman Islands

        The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

        Under the current BVI law, income from Bona International, Alpha Speed Limited and Distribution Workshop BVI are not subject to taxation.

Hong Kong

        Hong Kong adopts a territorial source principle of taxation. Only profits sourced in Hong Kong are taxable and those sourced elsewhere are not subject to Hong Kong Profits Tax. Provision of $153, negative $98 and $43 for Hong Kong Profits Tax were made for the years ended December 31, 2012, 2013 and 2014 at Hong Kong profit tax rate of 16.5%, respectively.

PRC

        The enterprise income tax ("EIT") law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC was 25% with the following exceptions.

        Xi'an Huitong was established in the western region of the PRC. In 2011, Xi'an Huitong obtained an approval from its local tax authority for a preferential tax rate of 15% effective from 2011 through 2020.

        The principle components of the Group's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets
Allowance for doubtful accounts	265	470
Accrued payroll	232	180
Impairment of production costs	—	456
Net operating losses carry forwards	540	467
Less: valuation allowance	(64)	(9)

Total current deferred tax assets	973	1,564

Property and equipment	78	4
Deferred income	218	262
American depositary reimbursements	146	60
Net operating losses carry forwards	3,705	4,621
Less: valuation allowance	(3,637)	(4,029)

Total non-current deferred tax assets	510	918

Deferred tax liabilities
Acquired intangible assets	23	—

Total non-current deferred tax liabilities	23	—

        Changes in the balances of valuation allowance on deferred tax assets are as follows:

	Years ended December 31,
	2012	2013	2014
Beginning balance as of January 1	2,709	2,786	3,701
Additional allowance	1,330	1,752	1,410
Reversal of allowance	(1,274)	(902)	(1,016)
Exchange effect	21	65	(57)

Ending balance as of December 31	2,786	3,701	4,038

        The Group had net operating losses of $19,674 and $24,451 from the Group's PRC and Hong Kong entities as of December 31, 2013 and 2014, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2013 and 2014, valuation allowance was $3,547 and $3,988, respectively, which were provided against deferred tax assets arising from net operating losses of certain PRC and Hong Kong entities due to the uncertainty of realization.

        The net operating loss carry forwards for the Group's PRC entities as of December 31, 2014 will expire on various dates through 2019. The net operating losses generated by the Group's Hong Kong entities as of December 31, 2014 will be carried forward permanently.

        A reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	Years ended December 31,
	2012	2013	2014
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(252)	9,575	13,308
Equity in earnings of equity method investments, net of tax	—	—	(3,350)

Net (loss) income before income tax provision	(252)	9,575	9,958
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefits) expenses at statutory tax rate in the PRC	(63)	2,394	2,490
Non-deductible expenses	87	203	1,059
Effect of tax holidays and concessions	(389)	(210)	25
Effect of income tax rate difference in other jurisdictions	1,610	1,827	3,556
Changes in valuation allowance	77	915	337

Income tax expenses	1,322	5,129	7,467

        If the tax holidays and concessions, primarily including tax exemption and preferential tax rate granted to Xi'an Huitong, were not available, changes in provisions for income taxes and net income per share would have been as follows:

	Years ended December 31,
	2012	2013	2014
Changes in income tax expenses	389	210	(25)
(Increase in net loss) decrease in net income per ordinary share-basic	(0.01)	0.01	—
(Increase in net loss) decrease in net income per ordinary share-diluted	(0.01)	0.01	—

        There are no ongoing examinations by tax authorities at this time. Tax years of each of the Group's PRC entities from 2009 through 2014 remain subject to review and potential recourse by the PRC tax authorities.

        The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2012, 2013 and 2014. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within twelve months from December 31, 2014.

        Tax uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Company does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes at a rate of 25%.

        If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $77,931 as of December 31, 2014 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

        Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company were approximately US$78,175 as of December 31, 2014. The Group did not record any deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because the Group believes such excess earnings can be distributed in a tax-free manner using a means permitted under the PRC tax law and expects that it will ultimately use that means.